Risks and Financial Instruments - Summary of the financial assets and financial liabilities measured at fair value (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Summary of risks and financial instruments [line items]
Financial assets, fair value	R$ 10,214,435	R$ 11,858,848
Financial liabilities, fair value	19,997,517	17,935,102
Level 1 [member]
Summary of risks and financial instruments [line items]
Financial assets, fair value	2,291,392	2,680,327
Financial liabilities, fair value	4,587,932	2,841,436
Level 2 [member]
Summary of risks and financial instruments [line items]
Financial assets, fair value	7,923,043	9,178,521
Financial liabilities, fair value	R$ 15,409,585	R$ 15,093,666
Financing [member]
Summary of risks and financial instruments [line items]
Category	Measured at fair value through profit or loss	Measured at fair value through profit or loss
Financial liabilities, fair value	R$ 1,666,092	R$ 1,567,374
Financing [member] | Level 2 [member]
Summary of risks and financial instruments [line items]
Financial liabilities, fair value	R$ 1,666,092	R$ 1,567,374
Financing [member]
Summary of risks and financial instruments [line items]
Category	Measured at amortized cost	Measured at amortized cost
Financial liabilities, fair value	R$ 7,268,742	R$ 6,840,079
Financing [member] | Level 1 [member]
Summary of risks and financial instruments [line items]
Financial liabilities, fair value	4,587,932	2,841,436
Financing [member] | Level 2 [member]
Summary of risks and financial instruments [line items]
Financial liabilities, fair value	R$ 2,680,810	R$ 3,998,643
Debentures [member]
Summary of risks and financial instruments [line items]
Category	Measured at amortized cost	Measured at amortized cost
Financial liabilities, fair value	R$ 5,603,669	R$ 5,770,979
Debentures [member] | Level 2 [member]
Summary of risks and financial instruments [line items]
Financial liabilities, fair value	R$ 5,603,669	R$ 5,770,979
Debentures 2 [member]
Summary of risks and financial instruments [line items]
Category	Measured at fair value through profit or loss	Measured at fair value through profit or loss
Financial liabilities, fair value	R$ 1,030,891	R$ 833,213
Debentures 2 [member] | Level 2 [member]
Summary of risks and financial instruments [line items]
Financial liabilities, fair value	R$ 1,030,891	R$ 833,213
Cash and bank deposits [member]
Summary of risks and financial instruments [line items]
Category	Measured at amortized cost	Measured at amortized cost
Financial assets, fair value	R$ 284,992	R$ 205,482
Cash and bank deposits [member] | Level 1 [member]
Summary of risks and financial instruments [line items]
Financial assets, fair value	R$ 284,992	R$ 205,482
Financial investments in local currency [member]
Summary of risks and financial instruments [line items]
Category	Measured at fair value through other comprehensive income	Measured at fair value through other comprehensive income
Financial assets, fair value	R$ 1,780,939	R$ 3,722,308
Financial investments in local currency [member] | Level 2 [member]
Summary of risks and financial instruments [line items]
Financial assets, fair value		R$ 3,722,308
Financial liabilities, fair value	R$ 1,780,939
Financial investments in foreign currency [member]
Summary of risks and financial instruments [line items]
Category	Measured at fair value through profit or loss	Measured at fair value through profit or loss
Financial assets, fair value	R$ 49,448	R$ 11,161
Financial investments in foreign currency [member] | Level 1 [member]
Summary of risks and financial instruments [line items]
Financial assets, fair value	R$ 49,448	R$ 11,161
Fixed-income securities and funds in local currency1 [member]
Summary of risks and financial instruments [line items]
Category	Measured at fair value through profit or loss	Measured at fair value through profit or loss
Financial assets, fair value	R$ 1,937,967	R$ 2,462,018
Fixed-income securities and funds in local currency1 [member] | Level 1 [member]
Summary of risks and financial instruments [line items]
Financial assets, fair value	R$ 1,937,967	R$ 2,462,018
Fixed-income securities and funds in local currency 2 [member]
Summary of risks and financial instruments [line items]
Category	Measured at fair value through other comprehensive income	Measured at fair value through other comprehensive income
Financial assets, fair value	R$ 595,816	R$ 2,208
Fixed-income securities and funds in local currency 2 [member] | Level 2 [member]
Summary of risks and financial instruments [line items]
Financial assets, fair value	R$ 595,816	R$ 2,208
Fixed-income securities and funds in local currency 3 [member]
Summary of risks and financial instruments [line items]
Category	Measured at amortized cost	Measured at amortized cost
Financial assets, fair value	R$ 76,904	R$ 73,089
Fixed-income securities and funds in local currency 3 [member] | Level 2 [member]
Summary of risks and financial instruments [line items]
Financial assets, fair value	R$ 76,904	R$ 73,089
Fixed-income securities and funds in foreign currency [member]
Summary of risks and financial instruments [line items]
Category	Measured at fair value through other comprehensive income	Measured at fair value through other comprehensive income
Financial assets, fair value	R$ 303,417	R$ 154,811
Fixed-income securities and funds in foreign currency [member] | Level 1 [member]
Summary of risks and financial instruments [line items]
Financial assets, fair value	18,985	1,666
Fixed-income securities and funds in foreign currency [member] | Level 2 [member]
Summary of risks and financial instruments [line items]
Financial assets, fair value	R$ 284,432	R$ 153,145
Currency interest rate hedging instruments [member]
Summary of risks and financial instruments [line items]
Category	Measured at fair value through profit or loss	Measured at fair value through profit or loss
Financial assets, fair value	R$ 682,615	R$ 363,329
Financial liabilities, fair value	29,985	43,944
Currency interest rate hedging instruments [member] | Level 2 [member]
Summary of risks and financial instruments [line items]
Financial assets, fair value	682,615	363,329
Financial liabilities, fair value	R$ 29,985	R$ 43,944
Trade receivables [member]
Summary of risks and financial instruments [line items]
Category	Measured at amortized cost	Measured at amortized cost
Financial assets, fair value	R$ 3,663,247	R$ 4,111,971
Trade receivables [member] | Level 2 [member]
Summary of risks and financial instruments [line items]
Financial assets, fair value	R$ 3,663,247	R$ 4,111,971
Reseller Financing [member]
Summary of risks and financial instruments [line items]
Category	Measured at amortized cost	Measured at amortized cost
Financial assets, fair value	R$ 839,090	R$ 752,471
Reseller Financing [member] | Level 2 [member]
Summary of risks and financial instruments [line items]
Financial assets, fair value	R$ 839,090	R$ 752,471
Lease Payable [member]
Summary of risks and financial instruments [line items]
Category	Measured at amortized cost	Measured at amortized cost
Financial liabilities, fair value	R$ 1,588,673	R$ 46,066
Lease Payable [member] | Level 2 [member]
Summary of risks and financial instruments [line items]
Financial liabilities, fair value	R$ 1,588,673	R$ 46,066
Trade Payable [member]
Summary of risks and financial instruments [line items]
Category	Measured at amortized cost	Measured at amortized cost
Financial liabilities, fair value	R$ 2,678,808	R$ 2,710,352
Trade Payable [member] | Level 2 [member]
Summary of risks and financial instruments [line items]
Financial liabilities, fair value	R$ 2,678,808	R$ 2,710,352
Subscription warrants indemnification [member]
Summary of risks and financial instruments [line items]
Category	Measured at fair value through profit or loss	Measured at fair value through profit or loss
Financial liabilities, fair value	R$ 130,657	R$ 123,095
Subscription warrants indemnification [member] | Level 2 [member]
Summary of risks and financial instruments [line items]
Financial liabilities, fair value	R$ 130,657	R$ 123,095